Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] Common Class A [Member] CNY (¥) shares	Ordinary Shares [Member] Common Class B [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Non-controlling interests [Member] CNY (¥)	Receivable for issuance of ordinary shares [Member] CNY (¥)
Beginning Balance , Shares at Mar. 31, 2020 | shares			22,238,454
Beginning Balance at Mar. 31, 2020	¥ (1,959,056)		¥ 139				¥ 2,627	¥ 11,204	¥ (2,016,758)	¥ 43,741	¥ (9)
Share-based compensation	55,031					¥ 55,022					9
Foreign currency translation adjustment	(32,148)							(32,148)
Appropriations to statutory reserves							420		(420)
Deemed dividend to preferred shareholders	(12,547)								(12,547)
Accretion to redemption value of redeemable convertible preferred shares (Note 20)	120,873								120,873
Accretion on redeemable non-controlling interests to redemption value	(138)								(138)
Unrealized securities holding gains (losses), net of tax	772							772
Exercise of CMB Warrant	(656,448)								(656,448)
Capital contribution from non-controlling interests	50									50
Receivable for issuance of convertible redeemable preferred shares	(413,377)										(413,377)
Conversion of ordinary shares into Class A and Class B ordinary shares , Shares | shares			(22,238,454)	10,033,850	12,204,604
Conversion of ordinary shares into Class A and Class B ordinary shares			¥ (139)	¥ 63	¥ 76
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of cost of issuance, Shares | shares				5,250,000
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of cost of issuance	395,071			¥ 36		395,035
Conversion of Series A convertible redeemable preferred shares upon completion of the IPO , Shares | shares				7,844,137
Conversion of Series A convertible redeemable preferred shares upon completion of the IPO	461,445			¥ 53		461,392
Conversion of Series B convertible redeemable preferred shares upon completion of the IPO , Shares | shares				8,557,980
Conversion of Series B convertible redeemable preferred shares upon completion of the IPO	504,337			¥ 57		504,280
Conversion of Series C convertible redeemable preferred shares upon completion of the IPO , Shares | shares				4,684,976	833,125
Conversion of Series C convertible redeemable preferred shares upon completion of the IPO	331,465			¥ 32	¥ 6	331,427
Conversion of Series C+ convertible redeemable preferred shares upon completion of the IPO , Shares | shares				6,883,520
Conversion of Series C+ convertible redeemable preferred shares upon completion of the IPO	662,808			¥ 47		662,761
Conversion of Series D convertible redeemable preferred shares upon completion of the IPO , Shares | shares				2,526,026
Conversion of Series D convertible redeemable preferred shares upon completion of the IPO	181,004			¥ 17		180,987
Conversion of Series D-1 convertible redeemable preferred shares upon completion of the IPO , Shares | shares				2,178,530
Conversion of Series D-1 convertible redeemable preferred shares upon completion of the IPO	164,859			¥ 15		164,844
Conversion of Series D-2 convertible redeemable preferred shares upon completion of the IPO , Shares | shares				1,182,803
Conversion of Series D-2 convertible redeemable preferred shares upon completion of the IPO	92,314			¥ 8		92,306
Conversion of Series E convertible redeemable preferred shares upon completion of the IPO , Shares | shares				5,885,210
Conversion of Series E convertible redeemable preferred shares upon completion of the IPO	455,980			¥ 40		455,940
Repurchase of Ordinary Shares , Shares | shares				(521,924)
Repurchase of Ordinary Shares	(31,386)			¥ (4)		(31,382)
Net loss	(193,216)								(194,444)	1,228
Ending Balance, Shares at Mar. 31, 2021 | shares				54,505,108	13,037,729
Ending Balance at Mar. 31, 2021	127,693			¥ 364	¥ 82	3,272,612	3,047	(20,172)	(2,759,882)	45,019	(413,377)
Share-based compensation	14,409					14,409
Foreign currency translation adjustment	(16,529)							(16,529)
Appropriations to statutory reserves							386		(386)
Accretion on redeemable non-controlling interests to redemption value	(575)								(575)
Receivable for issuance of ordinary shares (Note 23)	248,631										248,631
Unrealized securities holding gains (losses), net of tax	(9,368)							(9,368)
Acquisition of a subsidiaries	¥ 1,817									1,817
Issuance of ordinary shares for the exercise of stock options, Shares | shares	1,204,483	1,204,483		1,204,483
Issuance of ordinary shares for the exercise of stock options	¥ 8,323			¥ 8		8,315
Capital contribution from non-controlling interests	245									245
Net loss	(132,823)								(128,390)	(4,433)
Ending Balance, Shares at Mar. 31, 2022 | shares				55,709,591	13,037,729
Ending Balance at Mar. 31, 2022	241,823			¥ 372	¥ 82	3,295,336	3,433	(46,069)	(2,889,233)	42,648	(164,746)
Share-based compensation	(7,677)					(7,677)
Foreign currency translation adjustment	15,591							15,591
Appropriations to statutory reserves							443		(443)
Accretion on redeemable non-controlling interests to redemption value	(675)								(675)
Receivable for issuance of ordinary shares (Note 23)	81,341										81,341
Unrealized securities holding gains (losses), net of tax	¥ (6,711)							(6,711)
Issuance of ordinary shares for the exercise of stock options, Shares | shares	53,488	53,488		53,488
Issuance of ordinary shares for the exercise of stock options	¥ 38			¥ 1		37
Net loss	(105,976)	$ (15,431)							(102,799)	(3,177)
Ending Balance, Shares at Mar. 31, 2023 | shares				55,763,079	13,037,729
Ending Balance at Mar. 31, 2023	¥ 217,754	$ 31,708		¥ 373	¥ 82	¥ 3,287,696	¥ 3,876	¥ (37,189)	¥ (2,993,150)	¥ 39,471	¥ (83,405)